Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2016, were as follows:

(millions)	Commitments
2017	$49.8
2018	45.1
2019	32.6
2020	17.0
2021	8.1
Thereafter	2.3
Total	$154.9

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2016	$72.9
2015	66.6
2014	63.4